Note 11 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 1,378,600	$ 2,370,000
Deferred compensation	292,600	299,500
Alternative minimum tax credits	614,000	432,400
Nonaccrual loan interest	284,000	464,000
Deferred loan fees	161,000	161,600
Other real estate owned	257,600	182,800
Accrued vacation expense	122,400	118,300
Unrealized loss on securities available-for-sale	699,700
Other	100,200	94,600
Net operating loss	202,000
Total deferred tax assets	4,112,100	4,123,200
Deferred tax liabilities:
Unrealized gain on securities available-for-sale		1,904,700
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	475,500	316,500
Depreciation and amortization	2,248,400	2,020,500
Prepaid expenses	27,900	95,800
Other	19,300	17,100
Total deferred tax liabilities	3,648,600	5,232,100
Net deferred tax assets (liabilities)	$ 463,500	$ (1,108,900)